Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2014 and 2013 is as follows:

	2014	2013
	(in millions)
Retail	$11,978	$12,730
Wholesale	9,400	9,111
Other	94	135
	$21,472	$21,976

Maturities of Financing Receivables

Contractual maturities of financing receivables as of December 31, 2014 are as follows:

Amount
(in millions)
2015	$12,659
2016	2,758
2017	2,321
2018	1,761
2019	1,660
2020 and thereafter	313
Total	$21,472

Summary of Aging of Receivables

The aging of financing receivables as of December 31, 2014 and 2013 is as follows (in millions):

	2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2	$-	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8	-	22	881	903	58	961
LATAM	3	-	-	3	1,762	1,765	37	1,802
APAC	2	-	2	4	572	576	-	576
Total Retail	$50	$10	$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$-	$-	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4	-	76	3,874	3,950	6	3,956
LATAM	1	-	-	1	861	862	-	862
APAC	16	3	30	49	372	421	29	450
Total Wholesale	$90	$7	$30	$127	$9,186	$9,313	$87	$9,400

	2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784
Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730
Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238
Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three years ended December 31, 2014, 2013 and 2012 is as follows (in millions):

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign Currency Translation and Other	(96)	23	(1)	(74)
Ending Balance	468	182	-	650
Ending Balance: Individually Evaluated for Impairment	233	115	—	348
Ending Balance: Collectively Evaluated for Impairment	235	67	-	302
Receivables:
Ending Balance	11,978	9,400	94	21,472
Ending Balance: Individually Evaluated for Impairment	484	758	—	1,242
Ending Balance: Collectively Evaluated for Impairment	$11,494	$8,642	$94	$20,230

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
Charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—
Ending Balance	613	112	1	726
Ending Balance: Individually Evaluated for Impairment	292	101	—	393
Ending Balance: Collectively Evaluated for Impairment	321	11	1	333
Receivables:
Ending Balance	12,730	9,111	135	21,976
Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311
Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

	December 31, 2012
	Retail	Wholesale	Other	Total
Opening Balance	$635	$95	$—	$730
Provision	90	33	1	124
Charge-offs, net of recoveries	(128)	(8)	—	(136)
Foreign Currency Translation and Other	64	—	—	64
Ending Balance	661	120	1	782
Ending Balance: Individually Evaluated for Impairment	247	108	—	355
Ending Balance: Collectively Evaluated for Impairment	414	12	1	427
Receivables:
Ending Balance	11,760	8,049	230	20,039
Ending Balance: Individually Evaluated for Impairment	531	788	—	1,319
Ending Balance: Collectively Evaluated for Impairment	$11,229	$7,261	$230	$18,720

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	2014				2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$24	$24	$—	$22	$17	$17	$—	$11
EMEA	$91	$91	$—	$95	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$12	$12	$—	$21	$—	$—	$—	$—
EMEA	$35	$35	$—	$39	$42	$42	$—	$40
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$33	$32	$13	$34	$27	$27	$13	$30
EMEA	$311	$311	$212	$312	$447	$447	$249	$473
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$25	$25	$8	$26	$78	$78	$30	$69
Wholesale
NAFTA	$60	$60	$3	$63	$31	$30	$6	$34
EMEA	$608	$608	$98	$708	$644	$644	$78	$655
LATAM	$25	$20	$8	$20	$13	$11	$10	$14
APAC	$18	$18	$6	$13	$12	$12	$7	$14
Total
Retail	$484	$483	$233	$489	$569	$569	$292	$583
Wholesale	$758	$753	$115	$864	$742	$739	$101	$757

Carrying Amount of Restricted Assets Included In Financing Receivables

At December 31, 2014 and 2013, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2014	2013
Retail note and finance lease receivables	$8,718	$8,960
Wholesale receivables	6,005	6,042
Total	$14,723	$15,002